Subsequent Event (Details) - Subsequent event - USD ($) $ in Millions		1 Months Ended		4 Months Ended
	Apr. 26, 2024	Apr. 30, 2024	Jan. 31, 2024	Apr. 26, 2024
Credit facility, 2024
Subsequent Event
Total credit available under this facility			$ 2.5
Proceeds from Lines of Credit	$ 2.5			$ 2.5
Repayment				$ 0.0
Credit facility, 2024 | Loan Prime Rate
Subsequent Event
Variable interest rate (as a percent)			0.25%
Credit facility, 2025
Subsequent Event
Repayment		$ 0.7